Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2023	2022	2021
Basic and diluted loss per share	$(0.32)	$(0.45)	$(0.35)
a.Net loss

	For the Year Ended December 31
	2023	2022	2021
Net loss	$(76,038)	$(98,908)	$(67,362)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2023	2022	2021
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	234,803	222,000	193,334
Weighted average number of ordinary shares used in calculating basic loss per share included ordinary share and potentially preferred shares converted to ordinary shares mandatorily. The share-based payments mentioned in Note 22 and Earnout Shares, Sponsor Earn-in Shares, warrants and redeemable preferred shares mentioned in Note 13 belongs to potential ordinary shares, which were anti-dilutive for the years ended December 31, 2023, 2022 and 2021 and hence excluded from calculating diluted loss per share.
Prior period results had been retrospectively adjusted to reflect the 1:0.8752888353 share subdivision effected on the closing date. Refer to Note 17 for information in relation to share subdivision.